Property and Equipment, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expenses	¥ 11,450	$ 1,637	¥ 22,040	¥ 27,842
impairment recognized on property and equipment	¥ 0		¥ 0	¥ 0